Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Seaport Global Acquisition Corp
Accounting Standards Update and Change in Accounting Principle [Table Text Block]

			As		As
	As		Restated		Restated
	Previously		(First		(Second
	Reported	Adjustements	(Amendment)	Adjustments	(Amendment)
Balance Sheet as of December 2, 2020
Warrant liability	$—	$22,763,938	$22,763,938	$—	$22,763,938
Total liabilities	5,259,504	22,763,938	28,023,442	—	28,023,442
Class A common stock subject to possible redemption	136,471,644	(22,763,938)	113,707,706	31,479,794	145,187,500
Class A common stock	86	225	311	(311)	0
Additional paid-in capital	5,003,786	3,158,862	8,162,648	(8,162,648)	—
Accumulated deficit	(4,225)	(3,159,088)	(3,163,313)	(23,316,835)	(26,480,148)
Total Stockholders’ Equity	$5,000,006	$—	$5,000,006	$—	$5,000,006
Number of shares subject to redemption	13,512,044	(2,253,855)	11,258,189	3,116,811	14,375,000
Balance Sheet as of December 31, 2020
Warrant liability	$—	$17,322,751	$17,322,751	$—	$17,322,751
Total liabilities	5,160,094	17,322,751	22,482,845	—	22,482,845
Class A common stock subject to possible redemption	136,291,206	(17,322,751)	118,968,455	26,225,747	145,194,202
Class A common stock	88	172	260	(260)	0
Additional paid-in capital	5,184,223	(2,282,271)	2,901,952	(2,901,952)	—
Retained earnings (Accumulated deficit)	(184,669)	2,282,099	2,097,430	(23,323,535)	(21,226,105)
Total Stockholders’ Equity (Deficit)	$5,000,001	$—	$5,000,001	$(26,225,747)	$(21,225,746)
Number of shares subject to redemption	13,494,179	(1,715,124)	11,779,055	2,595,945	14,375,000
Statement of Operations for the Period from July 24, 2020 (inception) through December 31, 2020
Change in fair value of warrant liability	$—	$5,441,188	$5,441,188	$—	$5,441,188
Transaction costs	—	(861,400)	(861,400)	—	(861,400)
Compensation Expense – private placement warrants	—	(2,297,689)	(2,297,689)	—	(2,297,689)
Other income (expense), net	6,702	2,282,099	2,288,801	—	2,288,801
Net income (loss)	(184,669)	2,282,099	2,097,430	—	2,097,430
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	2,449,058	—	2,449,058	156,411	2,605,469
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$—	$—	$0.34	$0.34
Basic and diluted weighted average shares outstanding, non-redeemable common stock	3,750,161	408,511	4,158,672	—	4,158,672
Basic and diluted net income (loss) per share, non-redeemable common stock	$(0.05)	$0.55	$0.50	$(0.16)	$0.34
Statement of Cash Flows for the Period July 24, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$(184,669)	$2,282,099	$2,097,430	$—	$2,097,430
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(5,441,188)	(5,441,188)	—	(5,441,188)
Transaction costs	—	861,400	861,400	—	861,400
Compensation Expense – private placement warrants	—	2,297,689	2,297,689	—	2,297,689